RESTRICTED CASH AND SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Components of restricted cash and cash equivalents
Our short-term restricted cash and investment balances in respect of our debt and lease obligations are as follows:

(in thousands of $)	2013	2012
Total security lease deposits for lease obligations	5,639	5,398
Restricted cash relating to the Golar Freeze facility (see note 20)	8,832	8,994
Restricted cash relating to the Mazo facility (see note 20)	—	11,034
Restricted cash relating to the NR Satu facility (see note 20)	9,980	5,474
	24,451	30,900

Schedule of Restricted Cash in Respect of Lease Obligations [Table Text Block]
Our restricted cash balances in respect of our lease obligations are as follows:

(in thousands of $)	2013	2012
Methane Princess Lease security deposits	151,364	150,913
Golar Grand Lease security deposits	—	45,008
Total security deposits for lease obligations	151,364	195,921
Included in short-term restricted cash and short-term investments	(5,639)	(5,398)
Long-term restricted cash	145,725	190,523